Defined benefit plans - Summary of defined benefit obligations and plan assets (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Disclosure of defined benefit plans [abstract]
Present value of defined benefit obligations	₩ 1,934,643		₩ 2,205,869
Fair value of plan assets	(2,539,632)		(2,296,685)
Recognized liability (asset) for defined benefit obligations	₩ (604,989)	[1]	₩ (90,816)	[1]	₩ 44,140

[1]	The liability for defined benefit obligation of W90,816 million as of December 31, 2021 is the net defined benefit liabilities of W142,020 million less the net defined assets of W51,204 million. In addition, the asset for defined benefit obligation of W604,989 million as of December 31, 2022 is the net defined benefit assets of W619,653 million less the net defined liabilities of W14,664 million.